Consolidated Statements of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income	[1]	$ 457.5	$ 469.0	$ 489.9
Other comprehensive (loss) income before tax:
Change in cumulative translation adjustment		(191.5)	(204.9)	(17.4)
Net change in cash flow hedges		0.2
Net change in unrealized components of defined benefit plans		49.3	(71.0)	97.1
Other comprehensive (loss) income, before tax		(142.0)	(275.9)	79.7
Benefit (cost) for taxes related to defined benefit plans		(14.3)	22.0	(38.3)
Other comprehensive (loss) income, net of tax		(156.3)	(253.9)	41.4
Comprehensive income	[1]	301.2	215.1	531.3
Less: Comprehensive income attributable to non-controlling interest		0.1	0.8	4.5
Comprehensive income attributable to controlling interest		$ 301.1	$ 214.3	$ 526.8

[1]	See Note 13 for further details - includes tax effects where applicable.